Pensions and Other Postretirement Benefits (Details 8) - Significant Unobservable Inputs (Level 3) [Member] - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Change in plan assets:
Fair value of plan assets at beginning of year	$ 2.8	$ 0.0
Big Heart pension assets acquired	0.0	2.8
Actual return on plan assets still held at reporting date	0.4	0.0
Fair value of plan assets at end of year	$ 3.2	$ 2.8